Long-term Debt and Finance Lease Obligations - Debt Covenants and Default Provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Aug. 18, 2015 USD ($)
Senior Notes | OpCo Notes
Debt Instrument [Line Items]
Threshold for default		$ 75.0
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Non-cash collateralized letters of credit	$ 25.0
Percentage of outstanding borrowings, excluding letters of credits	0.30
Tokyo Inter-bank Offered Rate | Other debt
Debt Instrument [Line Items]
Variable rate	1.00%